Cover - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2020	Jun. 30, 2019
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Address, Country	US
Entity Central Index Key	0000101829
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Entity File Number	1-812
Entity Registrant Name	UNITED TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	10 Farm Springs Road,
Entity Address, City or Town	Farmington,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	(860)
Local Phone Number	728-7000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 112,271,798,129
Entity Common Stock, Shares Outstanding		865,308,981
Documents Incorporated by Reference [Text Block]
DOCUMENTS INCORPORATED BY REFERENCE
Parts I, II and IV hereof incorporate by reference portions of the United Technologies Corporation 2019 Annual Report to Shareowners. Part III hereof incorporates by reference portions of the United Technologies Corporation Proxy Statement for the 2020 Annual Meeting of Shareowners.

Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	UTX
Security Exchange Name	NYSE
Notes 1.125% Due 2021 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	UTX 21D
Security Exchange Name	NYSE
Notes 1.250% due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	UTX 23
Security Exchange Name	NYSE
Notes 1.150% Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.150% Notes due 2024
Trading Symbol	UTX 24A
Security Exchange Name	NYSE
Notes 1.875% Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	UTX 26
Security Exchange Name	NYSE
Notes 2.150% Due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	UTX 30
Security Exchange Name	NYSE
Floating Rate Notes Due2020 [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	UTX 20B
Security Exchange Name	NYSE